Schedule of Effective Income Tax Rate Reconciliation (Details)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate	33.30%	34.40%	33.80%
Effective Income Tax Rate Reconciliation, Foreign Income Tax Rate Differential	0.40%	12.60%	0.60%
Effect of net operating loss carry-forwards and valuation allowances	(37.60%)	(287.30%)	(28.30%)
Non taxable debt fair value variation	(1.10%)	154.10%	(17.40%)
Non deductible entertainment expenses	1.90%	9.50%	0.40%
Other	1.50%	4.00%	2.90%
Effective tax rate	(1.60%)	(72.70%)	(8.00%)